Summarizes information related to the Company's stock options outstanding (Details)	12 Months Ended
Dec. 31, 2013
Number Outstanding
Exercise price 2.00	842,500
Exercise price 4.50	1,520,000
Exercise price 5.50	150,000
Exercise price 7.50	35,000
Exercise price 10.00	100,000
Total Outstanding'	2,647,500
Weighted-Average Remaining Contractual Life (in years)
Exercise price 2.00	7.92
Exercise price 4.50	8.96
Exercise price 5.50	9.29
Exercise price 7.50	9.48
Exercise price 10.00	9.96
Total Outstanding'	8.69
Number Exercisable
Exercise price 2.00	362,500
Exercise price 4.50	300,000
Total Outstanding'	662,500